Mineral property, plant and equipment	3 Months Ended
Nov. 30, 2025
Mineral Property Plant And Equipment
Mineral property, plant and equipment

7.	Mineral property, plant and equipment

	Exploration and evaluation expenditures(1)	Mineral properties	Processing plant and related infrastructure(2)	Machinery and equipment(3)	Right-of-use assets	Other(4)	Total
Cost
As at August 31, 2025	$3,194	$52,918	$34,510	$3,044	$5,047	$353	$99,066
Additions	112	-	3,105	38	108	14	3,377
As at November 30, 2025	$3,306	$52,918	$37,615	$3,082	$5,155	$367	$102,443
Accumulated depreciation
As at August 31, 2025	$-	$6,143	$2,923	$1,509	$896	$102	$11,573
Depreciation	-	1,000	174	137	242	5	1,558
As at November 30, 2025	$-	$7,143	$3,097	$1,646	$1,138	$107	$13,131
Net book value
As at August 31, 2025	$3,194	$46,775	$31,587	$1,535	$4,151	$251	$87,493
As at November 30, 2025	3,306	45,775	34,518	1,436	4,017	260	89,312

(1)	Represents exploration and evaluation expenditures related to the Anfield and Stamford Bridge deposits on the Buckreef property.
(2)	Includes construction in progress of $6.1 million (August 31, 2025 - $3.7 million).
(3)	Includes automotive and computer equipment and software.
(4)	Includes leasehold improvements.

As at November 30, 2025, the Company had contractual commitments for capital expenditures of $0.7 million (August 31, 2025 - $2.2 million).